UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-8507

                                ICM Series Trust
                               Two Portland Square
                              Portland, Maine 04101
                                 (207) 879-1900

                              Dana A. Lukens, Esq.
                       Forum Administrative Services, LLC
                               Two Portland Square
                              Portland, Maine 04101
                                 (207) 879-1900

                      Date of fiscal year end: December 31

           Date of reporting period: July 1, 2005 - September 30, 2005

Item 1.  Schedule of Investments.
ICM/ISABELLE SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

                                                                                                              MARKET
      SHARES        SECURITY                                                                                  VALUE
      ------        --------
                                                                                                       --------------------
                                                                                                       --------------------

                    COMMON STOCK - 99.64%

                    CAPITAL GOODS - 4.70%
             52,300 Lamson & Sessions Co.+                                                                       $ 958,136
             85,800 Shaw Group, Inc.+                                                                            2,115,828
                                                                                                       --------------------
                                                                                                       --------------------
                                                                                                                 3,073,964
                                                                                                       --------------------
                                                                                                       --------------------

                    CONSUMER CYCLICALS - 14.36%
             50,200 4Kids Entertainment, Inc.+                                                                     872,978
             87,300 Gevity HR, Inc.                                                                              2,378,052
             51,300 Hooker Furniture Corp.                                                                         852,606
            183,000 Navigant International, Inc.+                                                                2,264,625
            122,400 Russell Corp.                                                                                1,718,496
             98,800 Sunterra Corp.+                                                                              1,297,244
                                                                                                       --------------------
                                                                                                       --------------------
                                                                                                                 9,384,001
                                                                                                       --------------------
                                                                                                       --------------------

                    CONSUMER STAPLES - 5.31%
            141,600 Playtex Products, Inc.+                                                                      1,557,600
             39,900 United Stationers, Inc.+                                                                     1,909,614
                                                                                                       --------------------
                                                                                                       --------------------
                                                                                                                 3,467,214
                                                                                                       --------------------
                                                                                                       --------------------

                    ENERGY - 4.85%
             11,000 Denbury Resources, Inc.+                                                                       554,840
             97,000 Newpark Resources+                                                                             816,740
             89,500 Petrohawk Energy Corp.+                                                                      1,289,695
             11,500 Whiting Petroleum Corp.+                                                                       504,160
                                                                                                       --------------------
                                                                                                       --------------------
                                                                                                                 3,165,435
                                                                                                       --------------------
                                                                                                       --------------------

                    FINANCIALS - 9.60%
             43,900 Allmerica Financial Corp.+                                                                   1,806,046
             18,200 Arch Capital Group, Ltd.+                                                                      902,538
             35,400 Assured Guaranty, Ltd.                                                                         847,122
            210,700 PMA Capital Corp. - Class A+                                                                 1,849,946
             66,900 USI Holdings Corp.+                                                                            869,031
                                                                                                       --------------------
                                                                                                       --------------------
                                                                                                                 6,274,683
                                                                                                       --------------------
                                                                                                       --------------------

                    HEALTH CARE - 11.43%
            189,400 ARIAD Pharmaceuticals, Inc.+                                                                 1,407,242
            410,800 Durect Corp.+                                                                                2,813,980
             76,700 Genitope Corp.+                                                                                532,298
             73,100 Maxygen, Inc.+                                                                                 605,999
            117,900 Neopharm, Inc.+                                                                              1,461,960
            147,300 Sirna Therapeutics, Inc.+                                                                      648,120
                                                                                                       --------------------
                                                                                                       --------------------
                                                                                                                 7,469,599
                                                                                                       --------------------
                                                                                                       --------------------

                    INDUSTRIALS - 2.72%
             73,300 Global Power Equipment Group, Inc.+                                                            522,629
            228,400 Proliance International, Inc.+                                                               1,251,632
                                                                                                       --------------------
                                                                                                       --------------------
                                                                                                                 1,774,261
                                                                                                       --------------------
                                                                                                       --------------------

                    INFORMATION TECHNOLOGY - 13.05%
            289,600 ActivCard Corp.+                                                                             1,253,968
             39,600 Analogic Corp.                                                                               1,996,236
            156,900 Datastream Systems, Inc.+                                                                    1,216,759
             62,200 HMS Holdings Corp.+                                                                            431,046
            594,400 MagneTek, Inc.+                                                                              2,009,072
            523,844 SoftBrands, Inc.+                                                                              903,631
             46,700 Technitrol, Inc.                                                                               715,444
                                                                                                       --------------------
                                                                                                       --------------------
                                                                                                                 8,526,156
                                                                                                       --------------------
                                                                                                       --------------------

                    MATERIALS - 20.79%
             86,408 Aleris International, Inc.+                                                                  2,371,900
            114,700 AM Castle & Co.+                                                                             2,007,250
            145,900 Chemtura Corp.                                                                               1,812,078
            152,000 Material Sciences Corp.+                                                                     2,290,640
             95,900 Olin Corp.                                                                                   1,821,141
            238,800 PolyOne Corp.+                                                                               1,447,128
            217,500 Western Silver Corp.+                                                                        1,835,700
                                                                                                       --------------------
                                                                                                       --------------------
                                                                                                                13,585,837
                                                                                                       --------------------
                                                                                                       --------------------

                    OTHER - 2.31%
            328,900 Westaff, Inc.+                                                                               1,509,651
                                                                                                       --------------------
                                                                                                       --------------------

                    TELECOMMUNICATION SERVICES - 3.90%
            510,800 Broadwing Corp.+                                                                             2,548,892
                                                                                                       --------------------
                                                                                                       --------------------

                    UTILITIES - 6.62%
            535,600 Aquila, Inc.+                                                                                2,120,976
            468,000 Dynegy, Inc. - Class A+                                                                      2,204,280
                                                                                                       --------------------
                                                                                                       --------------------
                                                                                                                 4,325,256
                                                                                                       --------------------
                                                                                                       --------------------

                    TOTAL COMMON STOCK (COST $49,859,365)                                                       65,104,949
                                                                                                       --------------------
                                                                                                       --------------------

                    SHORT-TERM INVESTMENTS - 1.10%
            721,013 Fifth Third Institutional Money Market Fund
                    (Cost $721,013)                                                                                721,013
                                                                                                       --------------------
                                                                                                       --------------------
                    TOTAL SHORT-TERM INVESTMENTS (COST $721,013)                                                   721,013
                                                                                                       --------------------
                                                                                                       --------------------

                    TOTAL INVESTMENTS (COST $50,580,377)* - 100.74%                                             65,825,962

                    OTHER ASSETS NET OF LIABILITIES - (0.74)%                                                     (483,232)
                                                                                                       --------------------
                                                                                                       --------------------

                    NET ASSETS - 100.00%                                                                      $ 65,342,730
                                                                                                       ====================
                                                                                                       ====================


----------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
+          Non-income producing security.

*Cost for Federal income tax purposes is substantially the same as for financial statements and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation                                                                                 $ 17,103,927
Gross Unrealized Depreciation                                                                                   (1,858,343)
                                                                                                       --------------------
Net Unrealized Appreciation (Depreciation)                                                                    $ 15,245,584
                                                                                                       ====================


Item 2.  Controls and Procedures.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


ICM Series Trust

By:      /s/ Warren J. Isabelle
         __________________________
         Warren J. Isabelle, President

Date:    11/22/2005
         __________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Warren J. Isabelle
         __________________________
         Warren J. Isabelle, President

Date:    11/22/2005
         __________________________


By:      /s/ Gary S. Sakes
         __________________________
         Gary S. Saks, Treasurer

Date:    11/22/2005
         __________________________